ADVANCED SERIES TRUST
AST Emerging Markets Equity Portfolio
AST High Yield Portfolio
AST Large‑Cap Core Portfolio
AST Preservation Asset Allocation Portfolio
Supplement dated June 20, 2023 to the
Prospectus dated May 1, 2023, as supplemented (the Prospectus)
This supplement should be read and retained in conjunction with the Prospectus for the Advanced Series Trust (the Trust) relating to the AST Emerging Markets Equity, the AST High Yield Portfolio, the AST Large‑Cap Core Portfolio, and the AST Preservation Asset Allocation Portfolio, each a series of the Trust (collectively, the Portfolios). The Portfolios may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein that are not otherwise defined shall have the meanings given to them in the Trust’s Prospectus.

A.	AST Emerging Markets Equity Portfolio
The Prospectus with respect to the AST Emerging Markets Equity Portfolio is revised as follows, effective July 1, 2023:

I.
The following table replaces the “Annual Portfolio Operating Expenses” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary section of the Prospectus for the AST Emerging Markets Equity Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Management Fees	0.93%
+Distribution and/or Service Fees (12b‑1 Fees)	0.25%
+Other Expenses	0.21%
+Acquired Fund Fees & Expenses	0.01%
=Total Annual Portfolio Operating Expenses	1.40%
-Fee Waiver and/or Expense Reimbursement	(0.08)%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	1.32%
(1) Differences in the Total Annual Portfolio Operating Expenses shown in the table above and in the Portfolio’s Financial Highlights are attributable to changes in management fees, fee waivers and/or expense limitations implemented after the end of the most recent fiscal year.
(2) The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 1.31% of the Portfolio’s average daily net assets through June 30, 2024. Expenses waived/reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

II.	The following table replaces the “Example” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary section of the Prospectus for the AST Emerging Markets Equity Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST Emerging Markets Equity Portfolio	$134	$435	$758	$1,673

GENPROSUP1

B.	AST High Yield Portfolio
The Prospectus with respect to the AST High Yield Portfolio is revised as follows, effective July 1, 2023:

I.	The following table replaces the “Annual Portfolio Operating Expenses” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary section of the Prospectus for the AST High Yield Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
+Distribution and/or Service Fees (12b‑1 Fees)	0.25%
+Other Expenses	0.06%
+Acquired Fund Fees & Expenses	0.01%
=Total Annual Portfolio Operating Expenses	0.90%
-Fee Waiver and/or Expense Reimbursement	(0.04)%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	0.86%
(1) The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 0.85% of the Portfolio’s average daily net assets through June 30, 2024. Expenses waived/reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

C.	AST Large‑Cap Core Portfolio
The Prospectus with respect to the AST Large‑Cap Core Portfolio is revised as follows, effective July 1, 2023:

I.	The following table replaces the “Annual Portfolio Operating Expenses” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary section of the Prospectus for the AST Large‑Cap Core Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Management Fees	0.58%
+Distribution and/or Service Fees (12b‑1 Fees)	0.25%
+Other Expenses	0.06%
=Total Annual Portfolio Operating Expenses	0.89%
-Fee Waiver and/or Expense Reimbursement	(0.03)%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	0.86%
(1) Differences in the Total Annual Portfolio Operating Expenses shown in the table above and in the Portfolio’s Financial Highlights are attributable to changes in management fees, fee waivers and/or expense limitations implemented after the end of the most recent fiscal year.
(2) The Manager has contractually agreed to waive 0.015% of its investment management fee through June 30, 2024. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 0.86% of the Portfolio’s average daily net assets through June 30, 2024. Expenses waived/reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

II.	The following table replaces the “Example” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary section of the Prospectus for the AST Large‑Cap Core Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST Large‑Cap Core Portfolio	$88	$281	$490	$1,093

GENPROSUP1

D.	AST Preservation Asset Allocation Portfolio
The Prospectus with respect to the AST Preservation Asset Allocation Portfolio is revised as follows, effective July 1, 2023:

I.
The following table replaces the “Annual Portfolio Operating Expenses” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary section of the Prospectus for the AST Preservation Asset Allocation Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.63%
+Distribution and/or Service Fees (12b‑1 Fees)	0.25%
+Other Expenses	0.02%
+Acquired Fund Fees & Expenses	0.07%
=Total Annual Portfolio Operating Expenses	0.97%
-Fee Waiver and/or Expense Reimbursement	(0.08)%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	0.89%
(1) The Manager has contractually agreed to waive 0.0200% of its investment management fee through June 30, 2024. The Manager has also contractually agreed to waive 0.0007% of its investment management fee through June 30, 2024. The Manager and the Distributor have also contractually agreed to waive a portion of their investment management fee and distribution fee, respectively, equal to the amount of the investment management and distribution fee received from other portfolios of the Trust due to the Portfolio’s investment in any such portfolios. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 0.89% of the Portfolio’s average daily net assets through June 30, 2024. Expenses waived/reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

GENPROSUP1